8. CASH, CASH EQUIVALENTS AND CASH INVESTMENTS	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
CASH, CASH EQUIVALENTS AND CASH INVESTMENTS
8.	CASH, CASH EQUIVALENTS AND CASH INVESTMENTS

Cash investments and cash investments made by the Company and its subsidiaries in the years ended December 31, 2020 and 2019 are measured at their fair values.

(a)	Cash and cash equivalents
	2020	2019
Cash and banks	692,742	575,863
Cash equivalents	3,415,199	1,506,082
Total	4,107,941	2,081,945

	2020	2019
Repurchase agreements (i)	2,919,122	1,192,708
Certificated of Bank Deposit (CDB)	343,084	173,854
Private securities (ii)	134,411	134,818
Time deposits	1,407	1,096
Other	17,175	3,606
Cash equivalents	3,415,199	1,506,082

(b)	Short- and long-term cash investments

	2020	2019
Private securities (iii)	177,827	196,203
Government securities	26,229	21,589
Total	204,056	217,792
Current	193,715	183,850
Non-current	10,341	33,942

(i)	Represented, mainly, by exclusive investment funds, most the portfolio of which consists of government securities with yields pegged to SELIC (Central Bank’s policy rate). The portfolio is preferably allocated to highly liquid spot market instruments for all investments.

(ii)	Represented mainly by highly liquid treasury financial bills of private banks pegged to CDI.

(iii)	Represented mainly by investments whose yields are pegged to SELIC and CDB rates.

The Company and its subsidiaries hold cash investments in Brazil and abroad for the purpose of earning interest on cash, benchmarked to CDI in Brazil, LIBOR for the US dollar-denominated portion, and EURIBOR for the euro-denominated portion.